UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund - Equity Index Portfolio
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.6%)

Auto & Transportation (2.4%)
United Parcel Service, Inc.	164,782	$11,986
FedEx Corp.	44,268	4,159
Ford Motor Co.	270,081	3,060
Burlington Northern Santa Fe Corp.	55,654	3,001
Union Pacific Corp.	38,373	2,675
Harley-Davidson, Inc.	43,108	2,490
General Motors Corp.	83,354	2,450
Norfolk Southern Corp.	59,045	2,188
PACCAR, Inc.	25,645	1,856
Southwest Airlines Co.	108,640	1,547
CSX Corp.	31,885	1,328
Genuine Parts Co.	25,787	1,122
Delphi Corp.	81,160	364
* Navistar International Corp.	9,635	351
* The Goodyear Tire & Rubber Co.	25,549	341
Dana Corp.	21,626	277
Cooper Tire & Rubber Co.	10,248	188
Visteon Corp.	18,698	107
* Delta Air Lines, Inc.	20,542	83

	39,573

Consumer Discretionary (13.7%)
Wal-Mart Stores, Inc.	498,477	24,979
Home Depot, Inc.	323,297	12,363
* Time Warner, Inc.	676,719	11,876
Viacom Inc. Class B	248,873	8,668
The Walt Disney Co.	301,230	8,654
Gillette Co.	145,798	7,360
The News Corp., Inc.	424,541	7,183
* eBay Inc.	178,072	6,635
Target Corp.	131,704	6,588
* Yahoo! Inc.	191,800	6,502
Lowe's Cos., Inc.	113,690	6,491
McDonald's Corp.	187,139	5,828
Kimberly-Clark Corp.	70,799	4,654
Carnival Corp.	77,600	4,021
Cendant Corp.	155,627	3,197
Costco Wholesale Corp.	69,688	3,079
* Starbucks Corp.	58,980	3,047
Avon Products, Inc.	69,564	2,987
Gannett Co., Inc.	36,931	2,921
NIKE, Inc. Class B	33,810	2,817
Clear Channel Communications, Inc.	77,705	2,679
* Kohl's Corp.	48,000	2,478
The McGraw-Hill Cos., Inc.	27,945	2,438
Omnicom Group Inc.	27,521	2,436
Waste Management, Inc.	83,865	2,420
Best Buy Co., Inc.	44,037	2,378
The Gap, Inc.	108,654	2,373
* Electronic Arts Inc.	45,452	2,354
Staples, Inc.	73,097	2,297
Yum! Brands, Inc.	43,033	2,230
J.C. Penney Co., Inc. (Holding Co.)	42,117	2,187
Marriott International, Inc. Class A	29,596	1,979
* Sears Holdings Corp.	14,562	1,939
Starwood Hotels & Resorts Worldwide, Inc.	31,387	1,884
* Apollo Group, Inc. Class A	24,332	1,802
Tribune Co.	43,995	1,754
TJX Cos., Inc.	71,087	1,751
* Bed Bath & Beyond, Inc.	44,667	1,632
* Coach, Inc.	28,243	1,599
May Department Stores Co.	43,075	1,595
Federated Department Stores, Inc.	25,012	1,592
Eastman Kodak Co.	42,279	1,376
Limited Brands, Inc.	56,326	1,369
International Game Technology	50,893	1,357
Mattel, Inc.	61,508	1,313
Hilton Hotels Corp.	56,829	1,270
* Univision Communications Inc.	43,000	1,191
Harrah's Entertainment, Inc.	16,825	1,087
Nordstrom, Inc.	18,512	1,025
* Office Depot, Inc.	46,183	1,024
R.R. Donnelley & Sons Co.	31,746	1,004
* Fisher Scientific International Inc.	17,332	987
Dollar General Corp.	44,450	974
Black & Decker Corp.	11,612	917
Cintas Corp.	22,000	909
Newell Rubbermaid, Inc.	39,774	873
VF Corp.	14,660	867
* AutoZone Inc.	9,940	852
* Toys R Us, Inc.	31,118	802
Leggett & Platt, Inc.	27,600	797
New York Times Co. Class A	21,516	787
* Interpublic Group of Cos., Inc.	61,362	754
Knight Ridder	11,136	749
Family Dollar Stores, Inc.	24,200	735
Tiffany & Co.	21,000	725
Darden Restaurants Inc.	21,750	667
Whirlpool Corp.	9,590	650
Wendy's International, Inc.	16,441	642
Robert Half International, Inc.	23,700	639
* AutoNation, Inc.	33,300	631
Liz Claiborne, Inc.	15,648	628
Alberto-Culver Co. Class B	12,503	598
Jones Apparel Group, Inc.	17,800	596
RadioShack Corp.	22,988	563
International Flavors & Fragrances, Inc.	13,007	514
Hasbro, Inc.	24,600	503
The Stanley Works	11,070	501
* Monster Worldwide Inc.	17,200	482
OfficeMax, Inc.	13,636	457
Circuit City Stores, Inc.	28,224	453
Sabre Holdings Corp.	19,603	429
Reebok International Ltd.	8,186	363
Meredith Corp.	6,622	310
* Convergys Corp.	20,400	305
* Allied Waste Industries, Inc.	40,000	292
Dillard's Inc.	10,406	280
Snap-On Inc.	8,378	266
* Big Lots Inc.	16,628	200
Maytag Corp.	11,478	160
Viacom Inc. Class A	2,112	74
News Corp., Inc., Class B	200	4

	218,598

Consumer Staples (7.4%)
Altria Group, Inc.	304,533	19,913
The Procter & Gamble Co.	371,166	19,672
The Coca-Cola Co.	333,530	13,898
PepsiCo, Inc.	247,109	13,104
Walgreen Co.	150,494	6,685
Anheuser-Busch Cos., Inc.	114,423	5,423
Colgate-Palmolive Co.	77,510	4,044
Sysco Corp.	93,710	3,355
CVS Corp.	58,774	3,093
General Mills, Inc.	53,863	2,647
Sara Lee Corp.	116,439	2,580
Kellogg Co.	51,697	2,237
ConAgra Foods, Inc.	76,049	2,055
Hershey Foods Corp.	32,259	1,950
H.J. Heinz Co.	51,711	1,905
Wm. Wrigley Jr. Co.	28,786	1,888
* The Kroger Co.	107,239	1,719
The Clorox Co.	22,704	1,430
Campbell Soup Co.	47,974	1,392
Reynolds American Inc.	17,131	1,381
UST, Inc.	24,374	1,260
* Safeway, Inc.	66,060	1,224
Albertson's, Inc.	53,356	1,102
Coca-Cola Enterprises, Inc.	52,000	1,067
Molson Coors Brewing Co. Class B	11,881	917
The Pepsi Bottling Group, Inc.	29,082	810
Brown-Forman Corp. Class B	13,292	728
McCormick & Co., Inc.	19,800	682
SuperValu Inc.	19,390	647

	118,808

Financial Services (20.8%)
Citigroup, Inc.	768,925	34,555
Bank of America Corp.	596,516	26,306
American International Group, Inc.	383,444	21,247
JPMorgan Chase & Co.	522,867	18,091
Wells Fargo & Co.	249,507	14,921
Wachovia Corp.	233,390	11,882
Morgan Stanley	163,720	9,373
American Express Co.	172,724	8,873
U.S. Bancorp	272,878	7,864
Fannie Mae	142,514	7,760
Merrill Lynch & Co., Inc.	137,025	7,756
The Goldman Sachs Group, Inc.	65,846	7,242
Freddie Mac	101,207	6,396
Allstate Corp.	99,959	5,404
Washington Mutual, Inc.	128,417	5,072
First Data Corp.	117,951	4,637
MBNA Corp.	187,957	4,614
Prudential Financial, Inc.	77,271	4,435
Metropolitan Life Insurance Co.	107,755	4,213
Automatic Data Processing, Inc.	85,775	3,856
Lehman Brothers Holdings, Inc.	40,702	3,833
St. Paul Travelers Cos., Inc.	98,490	3,618
SunTrust Banks, Inc.	50,006	3,604
The Bank of New York Co., Inc.	114,791	3,335
Fifth Third Bancorp	76,530	3,289
BB&T Corp.	80,701	3,154
SLM Corp.	63,151	3,147
The Hartford Financial Services Group Inc.	43,650	2,993
National City Corp.	87,659	2,937
Countrywide Financial Corp.	85,644	2,780
AFLAC Inc.	73,801	2,750
Capital One Financial Corp.	36,446	2,725
Progressive Corp. of Ohio	29,369	2,695
Golden West Financial Corp.	41,656	2,520
Marsh & McLennan Cos., Inc.	78,014	2,373
The Chubb Corp.	28,296	2,243
Regions Financial Corp.	68,510	2,220
State Street Corp.	49,196	2,151
PNC Financial Services Group	41,765	2,150
Franklin Resources Corp.	29,122	1,999
Simon Property Group, Inc. REIT	32,676	1,980
KeyCorp	60,020	1,948
North Fork Bancorp, Inc.	69,413	1,926
Equity Office Properties Trust REIT	59,481	1,792
Mellon Financial Corp.	62,542	1,785
Charles Schwab Corp.	169,292	1,779
CIGNA Corp.	19,462	1,738
ACE Ltd.	41,980	1,733
Loews Corp.	23,523	1,730
Paychex, Inc.	52,449	1,721
The Principal Financial Group, Inc.	44,026	1,695
Bear Stearns Co., Inc.	16,670	1,665
Moody's Corp.	20,153	1,630
XL Capital Ltd. Class A	20,579	1,489
M & T Bank Corp.	14,416	1,471
* SunGard Data Systems, Inc.	41,900	1,446
Comerica, Inc.	25,125	1,384
AmSouth Bancorp	52,420	1,360
Equity Residential REIT	41,782	1,346
Northern Trust Corp.	29,949	1,301
Synovus Financial Corp.	45,930	1,280
Marshall & Ilsley Corp.	30,571	1,276
H & R Block, Inc.	24,417	1,235
Sovereign Bancorp, Inc.	55,298	1,225
Ambac Financial Group, Inc.	16,031	1,198
CIT Group Inc.	31,183	1,185
Lincoln National Corp.	25,755	1,163
* Fiserv, Inc.	28,250	1,124
MBIA, Inc.	20,836	1,089
T. Rowe Price Group Inc.	18,200	1,081
Aon Corp.	46,675	1,066
Cincinnati Financial Corp.	23,350	1,018
ProLogis REIT	27,172	1,008
Archstone-Smith Trust REIT	29,448	1,004
Jefferson-Pilot Corp.	19,801	971
Plum Creek Timber Co. Inc. REIT	26,600	950
Zions Bancorp	13,273	916
SAFECO Corp.	18,766	914
MGIC Investment Corp.	14,322	883
Compass Bancshares Inc.	18,278	830
Torchmark Corp.	15,594	814
Huntington Bancshares Inc.	33,451	799
UnumProvident Corp.	43,023	732
* Providian Financial Corp.	42,524	730
First Horizon National Corp.	17,800	726
* E*TRADE Financial Corp.	53,840	646
Equifax, Inc.	19,500	598
Apartment Investment & Management Co. Class A REIT	13,700	510
Janus Capital Group Inc.	34,200	477
Federated Investors, Inc.	14,000	396
Dow Jones & Co., Inc.	10,331	386
Ryder System, Inc.	9,215	384

	332,546

Health Care (12.7%)
Johnson & Johnson	437,588	29,388
Pfizer Inc.	1,097,807	28,839
* Amgen, Inc.	184,437	10,736
Abbott Laboratories	229,534	10,701
Merck & Co., Inc.	325,132	10,525
Medtronic, Inc.	178,047	9,071
UnitedHealth Group Inc.	94,371	9,001
Eli Lilly & Co.	166,727	8,686
Wyeth	196,672	8,296
Bristol-Myers Squibb Co.	287,515	7,320
* WellPoint Inc.	44,941	5,633
Schering-Plough Corp.	217,534	3,948
Cardinal Health, Inc.	63,737	3,557
Guidant Corp.	47,538	3,513
* Boston Scientific Corp.	112,068	3,282
HCA Inc.	60,557	3,244
Aetna Inc.	43,254	3,242
Baxter International, Inc.	91,386	3,105
* Zimmer Holdings, Inc.	36,373	2,830
* Caremark Rx, Inc.	67,441	2,683
Stryker Corp.	55,200	2,462
* Gilead Sciences, Inc.	63,893	2,287
Becton, Dickinson & Co.	37,301	2,179
* Genzyme Corp.-General Division	36,565	2,093
* Medco Health Solutions, Inc.	40,627	2,014
* St. Jude Medical, Inc.	53,209	1,916
* Forest Laboratories, Inc.	51,777	1,913
* Biogen Idec Inc.	49,258	1,700
McKesson Corp.	43,583	1,645
Quest Diagnostics, Inc.	13,431	1,412
Biomet, Inc.	37,314	1,355
Allergan, Inc.	19,449	1,351
C.R. Bard, Inc.	15,486	1,054
* Express Scripts Inc.	11,233	979
* Laboratory Corp. of America Holdings	20,014	965
Health Management Associates Class A	35,300	924
AmerisourceBergen Corp.	16,111	923
* MedImmune Inc.	36,000	857
IMS Health, Inc.	33,559	819
* Tenet Healthcare Corp.	67,545	779
* Chiron Corp.	21,700	761
* Humana Inc.	23,778	759
* Hospira, Inc.	22,565	728
Mylan Laboratories, Inc.	38,900	689
Bausch & Lomb, Inc.	7,716	566
* Watson Pharmaceuticals, Inc.	15,800	486
Manor Care, Inc.	12,566	457
* Millipore Corp.	7,265	315
* King Pharmaceuticals, Inc.	35,233	293

	202,281

Integrated Oils (6.0%)
ExxonMobil Corp.	939,608	56,001
ChevronTexaco Corp.	309,649	18,056
ConocoPhillips Co.	102,380	11,041
Occidental Petroleum Corp.	58,430	4,158
Unocal Corp.	39,904	2,462
Marathon Oil Corp.	51,199	2,402
Amerada Hess Corp.	12,478	1,201

	95,321

Other Energy (2.7%)
Schlumberger Ltd.	86,726	6,112
Devon Energy Corp.	70,448	3,364
Halliburton Co.	74,442	3,220
Apache Corp.	48,005	2,939
Burlington Resources, Inc.	56,730	2,840
Valero Energy Corp.	37,878	2,775
Anadarko Petroleum Corp.	34,930	2,658
* Transocean Inc.	47,377	2,438
Baker Hughes, Inc.	49,892	2,220
Kerr-McGee Corp.	23,947	1,876
EOG Resources, Inc.	35,279	1,720
XTO Energy, Inc.	51,329	1,686
Williams Cos., Inc.	84,129	1,582
BJ Services Co.	23,978	1,244
* Nabors Industries, Inc.	20,800	1,230
* National-Oilwell Varco Inc.	24,746	1,156
Noble Corp.	20,074	1,128
Sunoco, Inc.	10,290	1,065
El Paso Corp.	93,270	987
Rowan Cos., Inc.	15,531	465
* Calpine Corp.	78,108	219
* Dynegy, Inc.	49,100	192

	43,116

Materials & Processing (3.8%)
E.I. du Pont de Nemours & Co.	146,778	7,521
Dow Chemical Co.	140,277	6,993
Alcoa Inc.	128,216	3,896
Newmont Mining Corp. (Holding Co.)	65,514	2,768
International Paper Co.	72,335	2,661
Monsanto Co.	39,307	2,535
Weyerhaeuser Co.	35,792	2,452
Masco Corp.	66,082	2,291
Praxair, Inc.	47,653	2,281
Archer-Daniels-Midland Co.	91,894	2,259
Air Products & Chemicals, Inc.	33,596	2,126
PPG Industries, Inc.	25,616	1,832
Phelps Dodge Corp.	14,135	1,438
Rohm & Haas Co.	28,601	1,373
Georgia Pacific Group	38,387	1,362
Nucor Corp.	23,619	1,360
American Standard Cos., Inc.	26,500	1,232
Ecolab, Inc.	32,552	1,076
Freeport-McMoRan Copper & Gold, Inc. Class B	26,477	1,049
MeadWestvaco Corp.	29,297	932
Avery Dennison Corp.	14,910	923
Vulcan Materials Co.	15,180	863
United States Steel Corp.	16,852	857
Sherwin-Williams Co.	18,624	819
Fluor Corp.	12,631	700
Ball Corp.	16,284	675
Eastman Chemical Co.	11,194	660
Ashland, Inc.	9,726	656
* Sealed Air Corp.	12,045	626
Temple-Inland Inc.	8,482	615
Sigma-Aldrich Corp.	9,938	609
Engelhard Corp.	17,633	530
* Pactiv Corp.	21,461	501
Bemis Co., Inc.	15,454	481
Louisiana-Pacific Corp.	16,082	404
Allegheny Technologies Inc.	13,166	317
Great Lakes Chemical Corp.	7,525	242
* Hercules, Inc.	16,178	234

	60,149

Producer Durables (4.1%)
United Technologies Corp.	75,405	7,666
The Boeing Co.	122,550	7,164
Caterpillar, Inc.	50,562	4,623
Emerson Electric Co.	61,654	4,003
* Applied Materials, Inc.	245,376	3,987
Illinois Tool Works, Inc.	40,494	3,625
Lockheed Martin Corp.	59,142	3,611
Northrop Grumman Corp.	53,015	2,862
Deere & Co.	36,443	2,446
Danaher Corp.	40,600	2,168
* Xerox Corp.	141,215	2,139
Ingersoll-Rand Co.	25,590	2,038
Pitney Bowes, Inc.	34,085	1,538
* Lexmark International, Inc.	18,632	1,490
* Agilent Technologies, Inc.	63,764	1,416
* KLA-Tencor Corp.	29,031	1,336
Pulte Homes, Inc.	17,428	1,283
Rockwell Collins, Inc.	26,379	1,255
Dover Corp.	30,051	1,136
Parker Hannifin Corp.	17,719	1,079
Centex Corp.	18,713	1,072
Cooper Industries, Inc. Class A	13,741	983
W.W. Grainger, Inc.	12,260	763
KB HOME	6,065	712
American Power Conversion Corp.	26,483	691
Goodrich Corp.	17,742	679
Molex, Inc.	24,723	652
* Waters Corp.	17,466	625
* Thermo Electron Corp.	23,175	586
Novellus Systems, Inc.	20,149	539
Pall Corp.	17,856	484
Cummins Inc.	6,199	436
* Teradyne, Inc.	28,100	410
Tektronix, Inc.	12,946	318
* Andrew Corp.	23,224	272

	66,087

Technology (13.4%)
Microsoft Corp.	1,489,002	35,989
International Business Machines Corp.	240,324	21,961
Intel Corp.	916,309	21,286
* Cisco Systems, Inc.	951,156	17,016
* Dell Inc.	362,096	13,912
Hewlett-Packard Co.	426,353	9,354
QUALCOMM Inc.	242,316	8,881
* Oracle Corp.	661,123	8,251
Texas Instruments, Inc.	253,221	6,455
Motorola, Inc.	360,711	5,400
* Apple Computer, Inc.	120,152	5,007
* EMC Corp.	354,693	4,370
General Dynamics Corp.	29,535	3,162
Raytheon Co.	66,889	2,589
Adobe Systems, Inc.	35,900	2,411
* Corning, Inc.	207,943	2,314
* Symantec Corp.	104,650	2,232
Computer Associates International, Inc.	78,476	2,127
* Sun Microsystems, Inc.	498,093	2,012
Analog Devices, Inc.	54,496	1,969
Maxim Integrated Products, Inc.	48,185	1,969
* Lucent Technologies, Inc.	653,504	1,797
Linear Technology Corp.	45,311	1,736
Electronic Data Systems Corp.	76,329	1,578
Xilinx, Inc.	51,485	1,505
* Network Appliance, Inc.	54,034	1,495
Rockwell Automation, Inc.	25,809	1,462
* Veritas Software Corp.	62,342	1,448
* Computer Sciences Corp.	28,238	1,295
* Broadcom Corp.	42,865	1,283
L-3 Communications Holdings, Inc.	16,984	1,206
* Intuit, Inc.	27,132	1,188
* Altera Corp.	54,974	1,087
National Semiconductor Corp.	51,966	1,071
* Affiliated Computer Services, Inc. Class A	18,600	990
Autodesk, Inc.	33,240	989
* Advanced Micro Devices, Inc.	58,076	936
* Micron Technology, Inc.	88,794	918
* NCR Corp.	27,000	911
* Freescale Semiconductor, Inc.	48,086	829
* Avaya Inc.	70,742	826
* Jabil Circuit, Inc.	27,000	770
* Comverse Technology, Inc.	28,561	720
* Siebel Systems, Inc.	75,936	693
Scientific-Atlanta, Inc.	22,190	626
* Citrix Systems, Inc.	24,700	588
* Mercury Interactive Corp.	12,200	578
* NVIDIA Corp.	24,000	570
Applera Corp.-Applied Biosystems Group	28,309	559
* QLogic Corp.	13,500	547
Symbol Technologies, Inc.	34,850	505
* Tellabs, Inc.	66,891	488
* Solectron Corp.	140,600	488
* BMC Software, Inc.	32,083	481
* Compuware Corp.	56,000	403
* Sanmina-SCI Corp.	75,435	394
PerkinElmer, Inc.	18,486	381
* JDS Uniphase Corp.	209,120	349
* Unisys Corp.	48,605	343
* Novell, Inc.	54,412	324
* LSI Logic Corp.	55,682	311
* ADC Telecommunications, Inc.	118,400	236
* PMC Sierra Inc.	26,100	230
* Parametric Technology Corp.	38,900	217
* Freescale Semiconductor Inc.	11,100	188
* Gateway, Inc.	44,100	178
* Applied Micro Circuits Corp.	45,200	149
* CIENA Corp.	84,462	145

	214,678

Utilities (7.0%)
Verizon Communications Inc.	407,817	14,478
SBC Communications Inc.	486,415	11,523
* Comcast Corp. Class A	298,273	10,076
BellSouth Corp.	269,458	7,084
Sprint Corp.	217,439	4,947
* Nextel Communications, Inc.	166,058	4,719
Exelon Corp.	98,039	4,499
Duke Energy Corp.	137,990	3,865
Dominion Resources, Inc.	50,245	3,740
Southern Co.	109,563	3,487
TXU Corp.	35,283	2,810
ALLTEL Corp.	44,496	2,441
FPL Group, Inc.	57,693	2,316
Entergy Corp.	31,417	2,220
AT&T Corp.	118,052	2,213
FirstEnergy Corp.	48,698	2,043
American Electric Power Co., Inc.	56,550	1,926
Public Service Enterprise Group, Inc.	35,142	1,911
PG&E Corp.	53,105	1,811
Edison International	48,103	1,670
* AES Corp.	95,746	1,568
Progress Energy, Inc.	36,468	1,530
Consolidated Edison Inc.	35,829	1,511
PPL Corp.	27,976	1,510
Ameren Corp.	28,834	1,413
Sempra Energy	35,115	1,399
Constellation Energy Group, Inc.	26,124	1,351
Kinder Morgan, Inc.	16,200	1,226
DTE Energy Co.	25,669	1,167
Cinergy Corp.	27,783	1,126
Xcel Energy, Inc.	58,053	997
KeySpan Corp.	23,772	926
* Comcast Corp. Special Class A	27,389	915
* Qwest Communications International Inc.	246,531	912
NiSource, Inc.	39,214	894
CenturyTel, Inc.	19,450	639
Citizens Communications Co.	48,648	630
Pinnacle West Capital Corp.	13,200	561
CenterPoint Energy Inc.	42,686	514
TECO Energy, Inc.	30,451	477
* Allegheny Energy, Inc.	19,859	410
* CMS Energy Corp.	31,800	414
NICOR Inc.	6,489	241
Peoples Energy Corp.	5,385	226

	112,336

Other (5.6%)
General Electric Co.	1,559,668	56,242
Tyco International Ltd.	296,400	10,018
3M Co.	113,667	9,740
Honeywell International Inc.	125,149	4,657
Fortune Brands, Inc.	21,437	1,728
Johnson Controls, Inc.	28,261	1,576
Textron, Inc.	19,870	1,483
Eaton Corp.	22,576	1,476
ITT Industries, Inc.	13,492	1,218
Brunswick Corp.	14,002	656

	88,794

TOTAL COMMON STOCKS
(Cost $1,344,475)	1,592,287

TEMPORARY CASH INVESTMENTS (0.3%)

Money Market Fund (0.3%)
Vanguard Market Liquidity Fund, 2.748%**	3,746,792	3,747

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Bank†
(1)2.555%, 4/20/2005	$500	498

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,245)	4,245

TOTAL INVESTMENTS (99.9%)
(Cost $1,348,720)	1,596,532

OTHER ASSETS AND LIABILITIES—NET (0.1%)	1,913

NET ASSETS (100%)	$1,598,445

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $1,348,720,000. Net unrealized appreciation of investment securities for tax purposes was $247,812,000, consisting of unrealized gains of $381,850,000 on securities that had risen in value since their purchase and $134,038,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	18	$5,327	($134)
E-mini S&P 500 Index	20	1,184	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.